RELATED PARTY TRANSACTIONS SUMMARY OF TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Schedule of related party transactions

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Revenues	$34,868	$10,168	$67,713	$12,350
Operating and maintenance expenses	1,134	264	2,290	625
General and administrative expenses	1,234	523	2,470	1,062